Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory tax rate (In Israel)	24.00%	25.00%	25.00%	24.00%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(4.00%)	(5.00%)	(4.00%)	(5.00%)
Different tax rates applicable to non-Israeli subsidiaries	1.00%	(2.00%)	1.00%	(3.00%)
Uncertain tax positions, net	(1.00%)	1.00%	(3.00%)	(3.00%)
Taxes (benefits) from prior years	7.00%	0.00%	1.00%	(1.00%)
Effective consolidated tax rate	27.00%	19.00%	20.00%	12.00%